Consolidated Statement of Profit or Loss and Other Comprehensive Income - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Revenue	$ 3,487,879	$ 3,394,313
Other income	282,213	189,335
Cost of inventory	(78,366)	(407,291)
Logistics costs	(264,638)	(792,079)
Depreciation of property, plant and equipment	(781,394)	(758,519)
Amortization of intangible assets	(559,340)	(426,515)
Employee benefits expense	(1,049,897)	(639,060)
Finance expense	(147,128)	(158,912)
Other operating expenses	(1,212,273)	(991,526)
Loss before income tax	(322,944)	(590,254)
Income tax expense	(148,480)	(39,000)
Net loss and comprehensive loss	$ (471,424)	$ (629,254)
Diluted earnings (loss) per share	$ (0.03)	$ (0.10)
Weighted average number of ordinary shares used in calculating diluted earnings per share	14,000,514	6,378,267